Segment Information - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Customer Segment	Dec. 31, 2021 EUR (€) Customer	Dec. 31, 2020 EUR (€) Customer
Disclosure of operating segments [line items]
Number of segments | Segment	2
Number of external customers exceeds10% group's revenue | Customer	0	0	0
Percentage of revenue increased	16.60%	27.50%
Increase in revenue from contract with customer	€ 139,760	€ 181,883
Total assets	1,659,698	1,418,842
Total liabilities	€ 663,788	577,183
Unallocated Amounts
Disclosure of operating segments [line items]
Total assets		279,342	€ 2,396
Total liabilities		€ 77,603	€ 217,890
Reportable Segments
Disclosure of operating segments [line items]
Number of segments | Segment	2
Biopharmaceutical and Diagnostic Solutions
Disclosure of operating segments [line items]
Segment sales percentage	81.00%	82.00%
Percentage of operating profit margin	22.80%	21.40%	18.10%
Percentage of gross profit margin	34.30%	33.10%	29.60%
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Disclosure of operating segments [line items]
Percentage of revenue increased	15.30%	22.80%
Increase in revenue from contract with customer	€ 26,961
Increase decrease in revenue	106,065	€ 129,145
Total assets	1,259,124	885,733
Total liabilities	€ 511,022	€ 335,919
Engineering
Disclosure of operating segments [line items]
Segment sales percentage	19.00%	18.00%
Percentage of operating profit margin		10.50%	10.80%
Percentage of gross profit margin		19.30%	20.90%
Engineering | Operating Segments
Disclosure of operating segments [line items]
Percentage of revenue increased	36.80%	42.60%
Increase decrease in revenue	€ 80,639	€ 65,428
Total assets	370,851	253,767
Total liabilities	€ 256,835	€ 163,661
Bottom of Range | Drug Containment Systems
Disclosure of operating segments [line items]
Segment sales percentage	50.00%